Net Loss per Share - Computation of Denominators Used in Net Loss per Share (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic:
Weighted average common shares outstanding - Basic	4,570,320	4,519,641	4,559,944	4,503,187	4,512,422	4,471,130	4,226,564
Diluted:
Weighted average common shares outstanding - Basic	4,570,320	4,519,641	4,559,944	4,503,187	4,512,422	4,471,130	4,226,564
Common stock equivalents	0	0	0	0	0	0	0
Denominator for diluted net loss per share	4,570,320	4,519,641	4,559,944	4,503,187	4,512,422	4,471,130	4,226,564